UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James Vice President and Counsel State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 662-1742

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2013

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME
PORTFOLIO
ANNUAL REPORT
December 31, 2013

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
December 31, 2013 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.80	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2013 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Portfolio Statistics
December 31, 2013 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2013
Certificates of Deposit	47.7%
Treasury Repurchase Agreements	21.6%
Financial Company Commercial Paper	15.1%
Government Agency Repurchase Agreements	7.0%
Other Notes	4.0%
Time Deposits	3.0%
Asset Backed Commercial Paper	1.6%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2013
A-1	48.6%
A-1+	22.8%
Repurchase Agreements (A-1)	7.4%
Repurchase Agreements (A-1+)	21.2%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 1.6%
P-1, A-1+	Kells Funding LLC (a)(b)	0.223%	02/10/2014	02/10/2014	$50,000,000	$49,987,778
P-1, A-1+	Kells Funding LLC (a)(b)	0.230%	05/06/2014	05/06/2014	180,000,000	179,856,250

TOTAL ASSET BACKED COMMERCIAL PAPER						229,844,028

	FINANCIAL COMPANY COMMERCIAL PAPER — 15.1%
P-1, A-1	BNP Paribas (b)	0.253%	03/10/2014	03/10/2014	205,000,000	204,903,194
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.193%	01/21/2014	01/21/2014	50,000,000	49,994,722
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.193%	01/23/2014	01/23/2014	60,000,000	59,993,033
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.233%	04/24/2014	04/24/2014	90,000,000	89,935,025
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.311%	01/06/2014	01/06/2014	70,000,000	69,996,986
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)	0.311%	01/06/2014	01/06/2014	200,000,000	199,991,389
P-1, A-1+	Commonwealth Bank of Australia (b)(c)(d)	0.276%	01/13/2014	07/03/2014	130,000,000	130,000,000
P-1, A-1	DnB Bank ASA (b)(d)	0.193%	03/18/2014	03/18/2014	245,000,000	244,901,728
P-1, A-1+	General Electric Capital Corp. (b)	0.203%	03/21/2014	03/21/2014	37,000,000	36,983,761
P-1, A-1+	General Electric Capital Corp. (b)	0.223%	04/14/2014	04/14/2014	37,000,000	36,976,711
P-1, A-1+	HSBC Bank PLC (b)(c)(d)	0.288%	02/05/2014	02/05/2014	26,000,000	25,999,774
P-1, A-1+	HSBC Bank PLC (b)(c)(d)	0.288%	02/07/2014	02/07/2014	16,000,000	15,999,968
P-2, A-1	JPMorgan Chase & Co. (b)(c)(d)	0.322%	02/04/2014	02/04/2014	160,000,000	160,000,000
P-1, A-1+	Nordea Bank AB (b)(d)	0.183%	04/03/2014	04/03/2014	100,000,000	99,954,000
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.250%	01/23/2014	01/23/2014	86,000,000	85,986,861
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.250%	02/03/2014	02/03/2014	175,000,000	174,959,896
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.250%	02/04/2014	02/04/2014	100,000,000	99,976,389
P-1, A-1	Sumitomo Mitsui Banking Corp. (b)(d)	0.213%	02/18/2014	02/18/2014	150,000,000	149,958,000
P-1, A-1+	Toyota Motor Credit Corp. (b)	0.193%	04/04/2014	04/04/2014	85,000,000	84,958,279
P-1, A-1+	Westpac Banking Corp. (b)(c)(d)	0.292%	01/21/2014	01/21/2014	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (b)(c)(d)	0.288%	01/24/2014	01/24/2014	65,000,000	65,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,136,469,716

	CERTIFICATES OF DEPOSIT — 47.7%
P-1, A-1	Bank of Montreal	0.180%	01/13/2014	01/13/2014	75,000,000	75,000,000
P-1, A-1	Bank of Montreal	0.175%	02/11/2014	02/11/2014	240,000,000	240,000,000
P-1, A-1	Bank of Montreal	0.175%	02/12/2014	02/12/2014	260,000,000	260,000,000
P-1, A-1	Bank of Montreal (c)	0.245%	01/21/2014	06/16/2014	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia	0.180%	01/22/2014	01/22/2014	100,000,000	100,000,000
P-1, A-1	Bank of Nova Scotia	0.200%	02/04/2014	02/04/2014	350,000,000	350,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.258%	01/07/2014	06/06/2014	137,702,000	137,702,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	02/28/2014	02/28/2014	200,000,000	200,000,000
P-1, A-1	Barclays Bank (c)	0.445%	01/23/2014	05/23/2014	200,000,000	200,000,000
P-1, A-1	Barclays Bank (c)	0.447%	01/30/2014	05/30/2014	185,000,000	185,000,000
P-1, A-1	Barclays Bank	0.270%	06/06/2014	06/06/2014	240,000,000	240,000,000
P-1, A-1	BNP Paribas	0.280%	04/08/2014	04/08/2014	200,000,000	200,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.288%	01/06/2014	06/04/2014	82,621,000	82,621,000
P-1, A-1	Credit Suisse	0.230%	02/19/2014	02/19/2014	94,000,000	94,000,000
P-1, A-1	Credit Suisse	0.230%	02/26/2014	02/26/2014	101,000,000	101,000,000
P-1, A-1	Credit Suisse	0.250%	03/28/2014	03/28/2014	101,000,000	101,000,000
P-1, A-1	Deutsche Bank AG	0.230%	02/28/2014	02/28/2014	100,000,000	100,000,000
P-1, A-1	Deutsche Bank AG	0.230%	02/28/2014	02/28/2014	175,000,000	175,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Deutsche Bank AG	0.270%	03/31/2014	03/31/2014	$175,000,000	$175,000,000
P-1, A-1	Deutsche Bank AG	0.290%	05/30/2014	05/30/2014	150,000,000	150,000,000
P-1, A-1	ING Bank NV	0.240%	02/14/2014	02/14/2014	100,000,000	100,000,000
P-1, A-1+	Nordea Bank AB (c)	0.244%	01/17/2014	01/17/2014	75,000,000	75,000,000
P-1, A-1+	Nordea Bank AB	0.220%	03/24/2014	03/24/2014	100,000,000	100,000,000
P-1, A-1+	Nordea Bank AB	0.185%	04/28/2014	04/28/2014	200,000,000	200,000,000
P-1, A-1	Norinchukin Bank	0.100%	01/06/2014	01/06/2014	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.302%	03/06/2014	03/06/2014	215,000,000	215,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.249%	03/03/2014	06/02/2014	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.254%	01/07/2014	07/07/2014	180,000,000	180,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.247%	01/15/2014	04/15/2014	250,000,000	250,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.287%	01/16/2014	04/16/2014	47,000,000	47,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.250%	01/31/2014	01/31/2014	64,000,000	64,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	01/10/2014	01/10/2014	350,000,000	350,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.210%	02/07/2014	02/07/2014	250,000,000	250,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.175%	03/05/2014	03/05/2014	60,000,000	60,000,504
P-1, A-1+	Svenska Handelsbanken AB	0.190%	04/04/2014	04/04/2014	180,000,000	180,002,232
P-1, A-1	Swedbank AB (c)	0.269%	01/06/2014	08/06/2014	111,000,000	111,000,000
P-1, A-1	UBS AG	0.210%	04/03/2014	04/03/2014	182,000,000	182,000,000
P-1, A-1	UBS AG	0.260%	05/16/2014	05/16/2014	182,000,000	182,000,000
P-1, A-1+	Wells Fargo Bank NA	0.160%	03/04/2014	03/04/2014	250,000,000	250,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	03/26/2014	03/26/2014	125,000,000	125,000,000
P-1, A-1+	Westpac Banking Corp. (c)	0.294%	01/17/2014	01/17/2014	55,000,000	54,999,880

TOTAL CERTIFICATES OF DEPOSIT						6,757,325,616

	OTHER NOTES — 4.0%
P-1, A-1	Bank of America NA	0.240%	01/07/2014	01/07/2014	50,000,000	50,000,000
P-1, A-1	JPMorgan Chase Bank NA (c)	0.322%	03/07/2014	01/07/2015	115,000,000	115,000,000
P-1, A-1	JPMorgan Chase Bank NA (c)	0.321%	01/22/2014	01/22/2015	85,000,000	85,000,000
P-1, A-1+	Royal Bank of Canada (a)(c)	0.293%	01/07/2014	01/07/2015	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.275%	01/27/2014	06/27/2014	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.291%	03/10/2014	01/10/2015	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.307%	01/21/2014	01/20/2015	96,000,000	96,000,000

TOTAL OTHER NOTES						561,000,000

	TIME DEPOSITS — 3.0%
P-1, A-1	Bank of Tokyo - Mitsubishi	0.030%	01/02/2014	01/02/2014	350,000,000	350,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.040%	01/02/2014	01/02/2014	75,084,000	75,084,000

TOTAL TIME DEPOSITS						425,084,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 7.0%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by various U.S. Government Obligations, 0.000% - 10.700% due 01/22/2014 - 07/15/2036 valued at $255,000,004); expected proceeds $250,001,458	0.030%	01/02/2014	01/02/2014	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by various U.S. Government Obligations, 0.000% - 5.500% due 01/16/2014 - 11/15/2021 valued at $127,500,000); expected proceeds $125,000,972	0.040%	01/03/2014	01/03/2014	$125,000,000	$125,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by various U.S. Government Obligations, 3.000% - 5.000% due 01/01/2026 - 12/15/2048 valued at $51,000,000); expected proceeds $50,000,389	0.040%	01/03/2014	01/03/2014	50,000,000	50,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by various U.S. Government Obligations, 0.000% - 6.000% due 02/27/2014 - 04/18/2036 valued at $255,000,000); expected proceeds $250,001,458	0.030%	01/02/2014	01/02/2014	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2013 (collateralized by various U.S. Government Obligations, 3.000% - 3.500% due 07/01/2032 - 04/01/2042 valued at $71,400,000); expected proceeds $70,000,681	0.050%	01/06/2014	01/06/2014	70,000,000	70,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.244% - 4.600% due 04/20/2041 - 11/20/2063 valued at $255,000,000); expected proceeds $250,001,944	0.040%	01/07/2014	01/07/2014	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						995,000,000

	TREASURY REPURCHASE AGREEMENTS — 21.6%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 08/31/2019 valued at $51,000,038); expected proceeds $50,000,292	0.030%	01/02/2014	01/02/2014	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 4.375% due 05/15/2041 valued at $3,000,005,088); expected proceeds $3,000,005,000	0.030%	01/02/2014	01/02/2014	$3,000,000,000	$3,000,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						3,050,000,000

TOTAL INVESTMENTS(e) — 100.0%						14,154,723,360
Other Assets in Excess of Liabilities — 0.0%						1,916,889

NET ASSETS — 100.0%						$14,156,640,249

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.55% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Floating Rate Security - Interest rate shown is rate in effect at December 31, 2013.
(d)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.20% of net assets as of December 31, 2013.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
*	Moody's rating, Standard & Poor's rating, respectively. (This information is unaudited)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (continued)
December 31, 2013

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$-	$-
Level 2 – Other Significant Observable Inputs	14,154,723,360	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$14,154,723,360	$-

As of the year ended December 31, 2013, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Assets and Liabilities
December 31, 2013

Assets:
Investments in securities, at amortized cost	$10,109,723,360
Repurchase agreements, at amortized cost	4,045,000,000
Total Investments	14,154,723,360
Cash	202
Interest receivable	2,593,207
Prepaid expenses and other assets	49,033
Total Assets	14,157,365,802

Liabilities:
Advisory fee payable	214,657
Administration fee payable	192,463
Professional fees payable	105,193
Custodian fee payable	88,286
Dividend payable	55,847
Transfer agent fee payable	35,462
Trustee fees payable	27,666
Other accrued expenses and liabilities	5,979
Total Liabilities	725,553
Net Assets	$14,156,640,249

Net assets consist of:
Capital stock, $0.001 par value; 14,156,549,405 shares issued and outstanding	$14,156,549
Capital paid in excess of par	14,142,399,298
Accumulated net realized gain on investments	84,402
Net Assets	$14,156,640,249

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Operations
Year Ended December 31, 2013

Investment Income:
Interest	$31,765,428

Expenses:
Advisory fee	2,548,183
Administration fee	1,092,078
Custodian fee	511,588
Insurance expense	225,358
Transfer agent fee	218,416
Professional fees	198,249
Trustee fee	102,046
Miscellaneous expenses	29,326
Total expenses	4,925,244
Net Investment Income	26,840,184
Net Realized Gain on Investments:
Net realized gain on investments	84,402

Net increase in net assets resulting from operations	$26,924,586

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment income	$26,840,184	$58,862,299
Net realized gain on investments	84,402	321,983
Net increase in net assets from operations	26,924,586	59,184,282
Distributions From:
Net investment income	(26,840,184)	(58,862,299)
Net realized gain on investments	(321,983)	(76,324)
Total distributions	(27,162,167)	(58,938,623)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	152,321,256,470	166,663,019,022
Cost of redemptions(a)	(154,527,861,158)	(165,978,712,822)
Net increase (decrease) in net assets from Fund share transactions	(2,206,604,688)	684,306,200

Net increase (decrease) in net assets	(2,206,842,269)	684,551,859
Net Assets
Beginning of period	16,363,482,518	15,678,930,659
End of period	$14,156,640,249	$16,363,482,518
Undistributed net investment income	$—	$—

(a)	Includes redemption as a result of an in-kind transfer of securities (see Note 6).

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Financial Highlights

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0018	0.0029	0.0025	0.0028	0.0071
Net realized gain on investments	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0001	0.0006
Total from investment operations	0.0018	0.0029	0.0025	0.0029	0.0077
Distributions from:
Net investment income	(0.0018)	(0.0029)	(0.0025)	(0.0028)	(0.0071)
Net realized gain on investments	0.0000 (a)	0.0000 (a)	0.0000 (a)	(0.0001)	(0.0006)
Total distributions	(0.0018)	(0.0029)	(0.0025)	(0.0029)	(0.0077)

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000

Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Investment Return(b)	0.19%	0.29%	0.25%	0.29%	0.78%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of net investment income to average net assets	0.18%	0.29%	0.24%	0.28%	0.71%
Net assets, end of period (in millions)	$14,157	$16,363	$15,679	$17,412	$14,599

(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements
December 31, 2013

1. Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of December 31, 2013, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio have commenced operations. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $4,045,000,000 and associated collateral equal to at least $4,045,000,000, though the value may be greater.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for the prior three fiscal years and has concluded that no provision for income tax is required in the Fund’s financial statements.

At December 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2013

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Distributions Paid From:	2013	2012
Ordinary Income	$27,162,167	$58,938,623
Long-Term Gain	-	-

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

Undistributed OrdinaryIncome	Undistributed Long-Term Gain	Total
$84,402	$ -	$84,402

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4. Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. Effective January 1, 2012, the Trust pays each Independent Trustee an annual retainer of $50,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $5,000. Each Independent Trustee also receives $5,000 for each in-person meeting and $2,000 for each telephonic meeting, and reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2013

5. Beneficial Interest
At December 31, 2013, three (3) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 69.14% of total shares. Of the 69.14%, 28.91% of shares represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6. In-Kind Transfer of Securities
On January 14, 2013, seventy-two (72) securities totaling $4,781,823,000 at amortized cost and $2,136,230,656 in cash were transferred by way of an in-kind distribution of 37.6% of the assets of the Fund to invest in the State Street Navigator Securities Lending MET Portfolio, which commenced on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed on the Statement of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Prime Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
March 3, 2014

State Street Navigator Securities Lending Prime Portfolio
General Information
December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
As of January 24, 2014

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-662-4831.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2012; previously President, Newfound Consultants Inc., a financial consulting firm (1997–December 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
As of January 24, 2014

INTERESTED TRUSTEES(1) :
Nicolas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-2013); Head of Portfolio Solutions for State Street Global Markets (1992-2008) and (2011-present); Global head of sales for State Street Global Market and Securities Finance (2009-2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transition management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of State Street Global Markets International Ltd (2003-present); Board Member of State Street New Hampshire (2011-2013); Board Member of Northeastern University’s College of Business (2003-present); Board Member of Elkins McSherry, LLC (2001-present) Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present).

(1)	Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
As of January 24, 2014

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	President	Term: Indefinite Elected: 9/12
President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
				------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President and AML Compliance Officer	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002). *	------	------
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 9/11	Vice President of State Street Bank and Trust Company (2001-present).*	------	------
Caroline M. Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 9/11	Assistant Vice President of Fund Administration of State Street Bank and Trust Company (2007 - present).*	------	------
Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
As of January 24, 2014

David James State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1970	Assistant Secretary	Term: Indefinite Elected: 12/13
Vice President and Managing Counsel, State Street Bank and Trust Company (fund administrator, transfer agent and custodian) (2009 to present); and officer of various investment companies for which State Street provides mutual fund administrative services. *
			------	------
Brian Harris State Street Global Advisors One Lincoln Street Boston, MA 02111 DOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 10/13
Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).*
			------	------

*	Served in various capacities and/or with various affiliated entities during time period noted.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING TIAA-CREF
SHORT TERM LENDING PORTFOLIO
ANNUAL REPORT
December 31, 2013

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Expense Example
December 31, 2013 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.10	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of Decmber 31, 2013 was 0.04%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Portfolio Statistics
December 31, 2013 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2013
Treasury Debt	36.9%
Government Agency Repurchase Agreements	36.3%
Treasury Repurchase Agreements	16.2%
Other Assets in Excess of Liabilities	10.6%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2013
A-1+	36.9%
Repurchase Agreements (A-1)	36.0%
Repurchase Agreements (A-2)	16.5%
Other Assets in Excess of Liabilities	10.6%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY DEBT — 36.9%
P-1, A-1+	U.S. Treasury Bill (a)	0.005%	01/09/2014	01/09/2014	$150,000,000	$149,999,833
P-1, A-1+	U.S. Treasury Bill (a)	0.013%	01/16/2014	01/16/2014	300,000,000	299,998,438
P-1, A-1+	U.S. Treasury Bill (a)	0.013%	01/30/2014	01/30/2014	200,000,000	199,997,986
P-1, A-1+	U.S. Treasury Bill (a)	0.015%	02/20/2014	02/20/2014	350,000,000	349,992,708

TOTAL TREASURY DEBT						999,988,965

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 36.3%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 1.500% - 6.250% due 08/28/2028 - 05/15/2029 valued at $43,860,368); expected proceeds $43,000,024	0.010%	01/02/2014	01/02/2014	43,000,000	43,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 1.625% - 6.500% due 06/01/2022 - 12/15/2048 valued at $93,840,001); expected proceeds $92,000,051	0.010%	01/02/2014	01/02/2014	92,000,000	92,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.500% - 5.660% due 08/01/2021 - 09/01/2041 valued at $178,500,000); expected proceeds $175,000,292	0.030%	01/02/2014	01/02/2014	175,000,000	175,000,000
P-1, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 10/01/2025 - 09/01/2043 valued at $178,500,026); expected proceeds $175,000,194	0.020%	01/02/2014	01/02/2014	175,000,000	175,000,000
P-2, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 12/01/2014 - 04/01/2053 valued at $158,104,206); expected proceeds $155,000,043	0.005%	01/02/2014	01/02/2014	155,000,000	155,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 1.125% - 3.030% due 11/20/2014 - 06/25/2027 valued at $51,000,297); expected proceeds $50,000,056	0.020%	01/02/2014	01/02/2014	$50,000,000	$50,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 03/01/2025 - 05/01/2043 valued at $298,860,001); expected proceeds $293,000,651	0.040%	01/02/2014	01/02/2014	293,000,000	293,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						983,000,000

	TREASURY REPURCHASE AGREEMENTS — 16.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 1.625% - 2.500% due 01/15/2014 - 01/15/2028 valued at $290,700,075); expected proceeds $285,000,158	0.010%	01/02/2014	01/02/2014	285,000,000	285,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, and a U.S. Treasury Note, 1.625% due 11/15/2022 valued at $51,000,125); expected proceeds $50,000,014	0.005%	01/02/2014	01/02/2014	50,000,000	50,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.625% - 2.500% due 01/15/2017 - 07/15/2021 valued at $106,496,234); expected proceeds $104,408,058	0.010%	01/02/2014	01/02/2014	104,408,000	104,408,000

TOTAL TREASURY REPURCHASE AGREEMENTS						439,408,000

TOTAL INVESTMENTS(b) — 89.4%						2,422,396,965
Other Assets in Excess of Liabilities — 10.6%						285,859,436

NET ASSETS — 100.0%						$2,708,256,401

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (continued)
December 31, 2013

(a)	Rate represents annualized yield at date of purchase.
(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
*	Moody's rating, Standard & Poor's rating, respectively. (This information is unaudited)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (continued)
December 31, 2013

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$-	$-
Level 2 – Other Significant Observable Inputs	2,422,396,965	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$2,422,396,965	$-

As of the year ended December 31, 2013, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Assets and Liabilities
December 31, 2013

Assets:
Investments in securities, at amortized cost	$999,988,965
Repurchase agreements, at amortized cost	1,422,408,000
Total Investments	2,422,396,965
Cash	285,987,926
Interest receivable	771
Receivable from Adviser	9,046
Prepaid expenses and other assets	7,672
Total Assets	2,708,402,380

Liabilities:
Advisory fee payable	42,529
Administration fee payable	39,216
Professional fees payable	27,033
Custodian fee payable	17,705
Trustee fees payable	11,946
Transfer agent fee payable	7,550
Total Liabilities	145,979
Net Assets	$2,708,256,401

Net assets consist of:
Capital stock, $0.001 par value; 2,708,256,401 shares issued and outstanding	$2,708,256
Capital paid in excess of par	2,705,548,145
Net Assets	$2,708,256,401

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Operations
Year Ended December 31, 2013

Investment Income:
Interest	$2,068,401

Expenses:
Advisory fee	463,585
Administration fee	198,679
Custodian fee	92,717
Trustee fee	49,508
Professional fees	48,229
Transfer agent fee	39,736
Insurance expense	29,609
Miscellaneous expenses	6,781
Total expenses	928,844
Advisory fees waived	(9,046)
Total net expenses	919,798
Net Investment Income	1,148,603

Net increase in net assets resulting from operations	$1,148,603

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment income	$1,148,603	$2,633,481
Net increase in net assets from operations	1,148,603	2,633,481
Distributions From:
Net investment income	(1,148,603)	(2,633,481

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	17,029,371,857	13,002,045,879
Cost of redemptions	(16,151,300,587)	(12,522,246,468
Net increase in net assets from Fund share transactions	878,071,270	479,799,411

Net increase in net assets	878,071,270	479,799,411
Net Assets
Beginning of period	1,830,185,131	1,350,385,720
End of period	$2,708,256,401	$1,830,185,131
Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Financial Highlights

	Year Ended 12/31/13		Year Ended 12/31/12	Year Ended 12/31/11
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000
Net investment income	0.0004		0.0001	0.0002
Distributions from:
Net investment income	(0.0004)		(0.0001)	(0.0002)

Net asset value, end of period	$1.0000		$1.0000	$1.0000

Total Investment Return(a)	0.05%		0.14%	0.02%

Ratios and Supplemental Data:
Ratio of gross expenses to average net assets	0.04%		0.04%	0.04	%(b)
Ratio of net expenses to average net assets	0.03	%(c)	0.04%	0.04	%(b)
Ratio of net investment income to average net assets	0.04%		0.14%	0.05	%(b)
Net assets, end of period (in millions)	$2,708		$1,830	$1,350

*	The Portfolio commenced operations on August 25, 2011.
(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(b)	Annualized.
(c)	If the Adviser didn’t waive a portion of its advisory fee, the ratio of net expenses to average net assets would have been higher. (See Note 3)

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements
December 31, 2013

1.   Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of December 31, 2013, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) and State Street Navigator Securities Lending MET Portfolio have commenced operations. The Fund commenced operations on August 25, 2011. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, The TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $1,422,408,000 and associated collateral equal to at least $1,422,408,000, though the value may be greater.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for the prior three fiscal years and has concluded that no provision for income tax is required in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
December 31, 2013

At December 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Distributions Paid From:	2013	2012
Ordinary Income	$1,148,603	$2,633,481
Long-Term Gain	-	-

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

Undistributed OrdinaryIncome	Undistributed Long-Term Gain	Total
$ -	$ -	$ -

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

For the year ended December 31, 2013, SSgA FM voluntarily agreed to waive a portion of its advisory fee in the amount of $9,046 in order to avoid a negative yield (the "Waiver").  Because the Waiver is voluntary, SSgA FM is under no obligation to continue to waive its advisory fee in future years.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Notes to Financial Statements (continued)
December 31, 2013

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. Effective January 1, 2012, the Trust pays each Independent Trustee an annual retainer of $50,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $5,000. Each Independent Trustee also receives $5,000 for each in-person meeting and $2,000 for each telephonic meeting, and reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable.  Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

5.   Beneficial Interest
At December 31, 2013, two (2) shareholders each owned over 5% of the Fund's outstanding shares, amounting to 98.38% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
March 3, 2014

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
General Information
December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information
As of January 24, 2014

The following tables set forth information concerning the trustees and officers of the Trust.  The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-662-4831.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2012; previously President, Newfound Consultants Inc., a financial consulting firm (1997–December 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information
As of January 24, 2014

INTERESTED TRUSTEES(1) :
Nicolas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-2013); Head of Portfolio Solutions for State Street Global Markets (1992-2008) and (2011-present); Global head of sales for State Street Global Market and Securities Finance (2009-2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transition management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of State Street Global Markets International Ltd (2003-present); Board Member of State Street New Hampshire (2011-2013); Board Member of Northeastern University’s College of Business (2003-present); Board Member of Elkins McSherry, LLC (2001-present) Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present).

(1)	Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information
As of January 24, 2014

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	President	Term: Indefinite Elected: 9/12
President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
				------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President and AML Compliance Officer	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002). *	------	------
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 9/11	Vice President of State Street Bank and Trust Company (2001-present).*	------	------
Caroline M. Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 9/11	Assistant Vice President of Fund Administration of State Street Bank and Trust Company (2007 - present).*	------	------
Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Trustees and Officers Information
As of January 24, 2014

David James State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1970	Assistant Secretary	Term: Indefinite Elected: 12/13
Vice President and Managing Counsel, State Street Bank and Trust Company (fund administrator, transfer agent and custodian) (2009 to present); and officer of various investment companies for which State Street provides mutual fund administrative services. *
			------	------
Brian Harris State Street Global Advisors One Lincoln Street Boston, MA 02111 DOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 10/13
Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).*
			------	------

*	Served in arious capacities and/or with various affiliated entities during time period noted.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING MET
PORTFOLIO
ANNUAL REPORT
December 31, 2013

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Expense Example
December 31, 2013 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending MET Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.80	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2013 was 0.04%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Portfolio Statistics
December 31, 2013 (Unaudited)

Portfolio Composition By Investment Type*	December 31, 2013
Certificates of Deposit	45.3%
Government Agency Repurchase Agreements	22.3%
Financial Company Commercial Paper	15.9%
Treasury Repurchase Agreements	7.1%
Other Notes	3.8%
Time Deposit	3.7%
Asset Backed Commercial Paper	1.9%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2013
A-1	47.1%
A-1+	23.5%
Repurchase Agreements (A-1)	21.4%
Repurchase Agreements (A-1+)	1.1%
Repurchase Agreements (A-2)	6.9%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 1.9%
P-1, A-1	Gemini Securitization Corp. LLC (a)(b)	0.213%	02/24/2014	02/24/2014	$20,000,000	$19,993,700
P-1, A-1+	Kells Funding LLC (a)(c)	0.230%	01/14/2014	01/14/2014	50,000,000	49,995,847
P-1, A-1+	Kells Funding LLC (a)(c)	0.230%	04/30/2014	04/30/2014	75,000,000	74,942,979
P-1, A-1	Northern Pines Funding LLC (a)(c)	0.311%	03/05/2014	03/05/2014	20,000,000	19,989,150

TOTAL ASSET BACKED COMMERCIAL PAPER						164,921,676

	FINANCIAL COMPANY COMMERCIAL PAPER — 15.9%
P-1, A-1	BNP Paribas (a)	0.253%	03/10/2014	03/10/2014	90,000,000	89,957,500
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.193%	01/08/2014	01/08/2014	250,000,000	249,990,764
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.193%	01/23/2014	01/23/2014	50,000,000	49,994,194
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(c)	0.311%	01/06/2014	01/06/2014	100,000,000	99,995,694
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.240%	04/17/2014	04/17/2014	60,000,000	59,957,600
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(c)	0.244%	04/17/2014	04/17/2014	20,000,000	19,985,867
P-1, A-1+	Commonwealth Bank of Australia (a)(b)(d)	0.276%	01/13/2014	07/03/2014	73,000,000	73,000,000
P-1, A-1+	General Electric Capital Corp. (a)	0.203%	03/21/2014	03/21/2014	22,500,000	22,490,125
P-1, A-1+	General Electric Capital Corp. (a)	0.223%	04/14/2014	04/14/2014	22,500,000	22,485,838
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.288%	02/05/2014	02/05/2014	16,000,000	15,999,861
P-1, A-1+	HSBC Bank PLC (a)(b)(d)	0.288%	02/07/2014	02/07/2014	12,000,000	11,999,976
P-2, A-1	JPMorgan Chase & Co. (a)(b)(d)	0.322%	02/04/2014	02/04/2014	90,000,000	90,000,000
P-1, A-1+	Nordea Bank AB (a)(b)	0.183%	04/03/2014	04/03/2014	100,000,000	99,954,000
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.235%	02/20/2014	02/20/2014	90,000,000	89,970,625
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.220%	01/15/2014	01/15/2014	250,000,000	249,978,611
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.220%	01/21/2014	01/21/2014	25,000,000	24,996,945
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.193%	04/04/2014	04/04/2014	50,000,000	49,975,458
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.292%	01/21/2014	01/21/2014	30,000,000	30,000,000
P-1, A-1+	Westpac Banking Corp. (a)(b)(d)	0.288%	01/24/2014	01/24/2014	45,000,000	45,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,395,733,058

	CERTIFICATES OF DEPOSIT — 45.3%
P-1, A-1	Bank of Montreal	0.175%	02/05/2014	02/05/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.175%	02/11/2014	02/11/2014	75,000,000	75,000,000
P-1, A-1	Bank of Montreal	0.175%	02/12/2014	02/12/2014	75,000,000	75,000,000
P-1, A-1	Bank of Montreal (d)	0.245%	01/21/2014	06/16/2014	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia	0.210%	02/19/2014	02/19/2014	300,000,000	300,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.258%	01/07/2014	06/06/2014	87,298,000	87,298,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	02/21/2014	02/21/2014	150,000,000	150,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	02/28/2014	02/28/2014	175,000,000	175,000,000
P-1, A-1	Barclays Bank (d)	0.447%	01/30/2014	05/30/2014	115,000,000	115,000,000
P-1, A-1	Barclays Bank	0.270%	06/06/2014	06/06/2014	100,000,000	100,000,000
P-1, A-1	Barclays Bank (d)	0.381%	01/09/2014	09/09/2014	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.280%	04/08/2014	04/08/2014	85,000,000	85,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.288%	01/06/2014	06/04/2014	52,379,000	52,379,000
P-1, A-1	Credit Suisse	0.230%	02/19/2014	02/19/2014	56,000,000	56,000,000
P-1, A-1	Credit Suisse	0.230%	02/26/2014	02/26/2014	58,000,000	58,000,000
P-1, A-1	Credit Suisse	0.250%	03/28/2014	03/28/2014	58,000,000	58,000,000
P-1, A-1	Deutsche Bank AG	0.230%	02/28/2014	02/28/2014	150,000,000	150,000,000
P-1, A-1	ING Bank NV	0.240%	02/06/2014	02/06/2014	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.240%	02/14/2014	02/14/2014	287,000,000	287,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Nordea Bank AB (d)	0.244%	01/17/2014	01/17/2014	$50,000,000	$50,000,000
P-1, A-1+	Nordea Bank AB	0.220%	03/24/2014	03/24/2014	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB	0.185%	04/28/2014	04/28/2014	175,000,000	175,000,000
P-1, A-1	Norinchukin Bank	0.100%	01/06/2014	01/06/2014	200,000,000	200,000,000
P-1, A-1	Norinchukin Bank	0.160%	01/08/2014	01/08/2014	175,000,000	175,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.302%	03/06/2014	03/06/2014	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.254%	01/07/2014	07/07/2014	120,000,000	120,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.288%	01/09/2014	04/09/2014	51,000,000	51,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	01/10/2014	01/10/2014	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.175%	03/05/2014	03/05/2014	51,000,000	51,000,429
P-1, A-1+	Svenska Handelsbanken AB	0.190%	04/04/2014	04/04/2014	153,000,000	153,001,897
P-1, A-1	Swedbank AB (d)	0.269%	01/06/2014	08/06/2014	70,000,000	70,000,000
P-1, A-1	UBS AG	0.210%	04/03/2014	04/03/2014	106,000,000	106,000,000
P-1, A-1	UBS AG	0.260%	05/16/2014	05/16/2014	106,000,000	106,000,000
P-1, A-1+	Wells Fargo Bank NA	0.160%	03/04/2014	03/04/2014	150,000,000	150,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	03/26/2014	03/26/2014	100,000,000	100,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.294%	01/17/2014	01/17/2014	35,000,000	34,999,923

TOTAL CERTIFICATES OF DEPOSIT						3,985,679,249

	OTHER NOTES — 3.8%
P-1, A-1	Bank of America NA	0.210%	02/25/2014	02/25/2014	75,000,000	75,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.322%	03/07/2014	01/07/2015	75,000,000	75,000,000
P-1, A-1+	Royal Bank of Canada (c)(d)	0.293%	01/07/2014	01/07/2015	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)(d)	0.275%	01/27/2014	06/27/2014	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.291%	03/10/2014	01/10/2015	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.307%	01/21/2014	01/20/2015	59,000,000	59,000,000

TOTAL OTHER NOTES						334,000,000

	TIME DEPOSIT — 3.7%
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.040%	01/02/2014	01/02/2014	320,613,000	320,613,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 22.3%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by various U.S. Government Obligations, 0.000% - 7.375% due 01/15/2014 - 03/15/2031 valued at $127,500,050); expected proceeds $125,000,972	0.040%	01/03/2014	01/03/2014	125,000,000	125,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by various U.S. Government Obligations, 2.500% - 5.500% due 07/01/2024 - 05/20/2043 valued at $51,000,000); expected proceeds $50,000,389	0.040%	01/03/2014	01/03/2014	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Government Obligation, 3.500% due 12/20/2042 valued at $107,100,000); expected proceeds $105,000,058	0.010%	01/02/2014	01/02/2014	$105,000,000	$105,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 0.000% - 5.500% due 03/06/2014 - 03/27/2023 valued at $65,280,068); expected proceeds $64,000,036	0.010%	01/02/2014	01/02/2014	64,000,000	64,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 4.500% - 5.000% due 10/20/2039 - 08/15/2041 valued at $32,640,000); expected proceeds $32,000,053	0.030%	01/02/2014	01/02/2014	32,000,000	32,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 12/01/2025 - 10/15/2042 valued at $357,000,001); expected proceeds $350,003,403	0.050%	01/02/2014	01/02/2014	350,000,000	350,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2013 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 12/01/2025 - 02/01/2043 valued at $102,000,000); expected proceeds $100,000,972	0.050%	01/06/2014	01/06/2014	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 06/01/2018 - 09/01/2043 valued at $51,000,001); expected proceeds $50,000,083	0.030%	01/02/2014	01/02/2014	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.000% - 5.500% due 05/01/2026 - 09/01/2043 valued at $623,220,001); expected proceeds $611,000,679	0.040%	01/02/2014	01/02/2014	$611,000,000	$611,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by various U.S. Government Obligations, 2.500% - 4.000% due 10/01/2027 - 05/01/2042 valued at $486,540,001); expected proceeds $477,000,265	0.010%	01/02/2014	01/02/2014	477,000,000	477,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,964,000,000

	TREASURY REPURCHASE AGREEMENTS — 7.1%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.750% - 2.125% due 02/28/2018 - 08/31/2020 valued at $510,000,010); expected proceeds $500,000,278	0.010%	01/02/2014	01/02/2014	500,000,000	500,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Note, 0.750% due 10/31/2017 valued at $25,501,233); expected proceeds $25,000,007	0.005%	01/02/2014	01/02/2014	25,000,000	25,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Notes, 0.250% - 4.625% due 02/15/2014 - 10/31/2018 valued at $102,001,477); expected proceeds $100,000,389	0.020%	01/07/2014	01/07/2014	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						625,000,000

TOTAL INVESTMENTS(e) — 100.0%						8,789,946,983
Other Assets in Excess of Liabilities — 0.0%(f)						906,911

NET ASSETS — 100.0%						$8,790,853,894

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.54% of net assets as of December 31, 2013.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.39% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Floating Rate Security - Interest rate shown is rate in effect at December 31, 2013.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(f)	Amount represents less than 0.05% of net assets.
*	Moody's rating, Standard & Poor's rating, respectively. (This information is unaudited)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Schedule of Investments – (continued)
December 31, 2013

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$-	$-
Level 2 – Other Significant Observable Inputs	8,789,946,983	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$8,789,946,983	$-

As of the year ended December 31, 2013, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Assets and Liabilities
December 31, 2013

Assets:
Investments in securities, at amortized cost	$6,200,946,983
Repurchase agreements, at amortized cost	2,589,000,000
Total Investments	8,789,946,983
Cash	278
Interest receivable	1,530,563
Prepaid expenses and other assets	28,141
Total Assets	8,791,505,965

Liabilities:
Custodian fee payable	283,240
Advisory fee payable	130,069
Administration fee payable	103,729
Professional fees payable	62,773
Dividend payable	31,480
Trustee fees payable	20,315
Transfer agent fee payable	17,246
Other accrued expenses and liabilities	3,219
Total Liabilities	652,071
Net Assets	$8,790,853,894

Net assets consist of:
Capital stock, $0.001 par value; 8,790,823,895 shares issued and outstanding	$8,790,824
Capital paid in excess of par	8,782,033,071
Accumulated net realized gain on investments	29,999
Net Assets	$8,790,853,894

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Operations
Period Ended December 31, 2013*

Investment Income:
Interest	$17,343,625

Expenses:
Advisory fee	1,416,198
Administration fee	606,942
Custodian fee	283,240
Professional fees	123,860
Transfer agent fee	121,388
Trustee fee	106,600
Insurance expense	84,424
Miscellaneous expenses	23,332
Total expenses	2,765,984
Net Investment Income	14,577,641
Net Realized Gain on Investments:
Net realized gain on investments	29,999

Net increase in net assets resulting from operations	$14,607,640

* The Portfolio commenced operations on January 14, 2013.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Statement of Changes in Net Assets

Period Ended * December 31, 2013
From Operations:
Net investment income	$14,577,641
Net realized gain on investments	29,999
Net increase in net assets from operations	14,607,640
Distributions From:
Net investment income	(14,577,641)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold(a)	81,282,386,803
Cost of redemptions	(72,491,562,908)
Net increase in net assets from Fund share transactions	8,790,823,895

Net Increase in Net Assets	8,790,853,894
Net Assets
Beginning of period	—
End of period	$8,790,853,894
Undistributed net investment income	$—

*	The Portfolio commenced operations on January 14, 2013.
(a)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 6).

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Financial Highlights

	Period Ended 12/31/13 *
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000
Net investment income	0.0017
Net realized gain on investments	0.0000	(a)
Total from investment operations	0.0017
Distributions from:
Net investment income	(0.0017)
Total distributions	(0.0017)

Net asset value, end of period	$1.0000

Total Investment Return(b)	0.17%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(c)
Ratio of net investment income to average net assets	0.18	%(c)
Net assets, end of period (in millions)	$8,791

*	The Portfolio commenced operations on January 14, 2013.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements
December 31, 2013

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund”). As of December 31, 2013, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (the “Fund”) have commenced operations. The Fund commenced operations on January 14, 2013 by way of an in-kind distribution of 37.6% of the assets of the State Street Navigator Securities Lending Prime Portfolio. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the Met Investors Series Trust, Metropolitan Series Fund, and Metropolitan Life Insurance Company and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a third-party custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

At period end, the Fund had investments in repurchase agreements with gross values of $2,589,000,000 and associated collateral equal to at least $2,589,000,000, though the value may be greater.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements (continued)
December 31, 2013

At December 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the year ended December 31, 2013 were as follows:

Distributions Paid From:	2013
Ordinary Income	$14,577,641
Long-Term Gain	-

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

Undistributed OrdinaryIncome	Undistributed Long-Term Gain	Total
$29,999	$ -	$29,999

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.   Expenses
Contractual expenses of each Fund are charged to the specific Fund. Other Trust expenses are allocated to each Fund in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Funds and the relative net assets of the Funds.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. Effective January 1, 2012, the Trust pays each Independent Trustee an annual retainer of $50,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $5,000. Each Independent Trustee also receives $5,000 for each in-person meeting and $2,000 for each telephonic meeting, and reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “in-person meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable.  Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
Notes to Financial Statements (continued)
December 31, 2013

5.   Beneficial Interest
At December 31, 2013, one (1) shareholder owned over 5% of the Fund's outstanding shares, amounting to 100.00% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.   In-Kind Transfer of Securities
On January 14, 2013, units of the Fund were issued in connection with a transfer of net assets, from the State Street Navigator Securities Lending Prime Portfolio consisting of seventy-two (72) securities totaling $4,781,823,000 at amortized cost and $2,136,230,656 in cash. The transfer is disclosed in the Statement of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending MET Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending MET Portfolio (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period January 14, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
March 3, 2014

State Street Navigator Securities Lending MET Portfolio
General Information
December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information
As of January 24, 2014

The following tables set forth information concerning the trustees and officers of the Trust.  The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-662-4831.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–2009).	5	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2012; previously President, Newfound Consultants Inc., a financial consulting firm (1997–December 2011).	5
Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation; Member of the Board of Governors of the Independent Directors Council; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011-present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989–2011).	5	Trustee, GMO Funds

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information
As of January 24, 2014

INTERESTED TRUSTEES(1) :
Nicolas Bonn State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 2/12	Head of Securities Finance division of State Street (2010-2013); Head of Portfolio Solutions for State Street Global Markets (1992-2008) and (2011-present); Global head of sales for State Street Global Market and Securities Finance (2009-2010); Head of Sales for State Street’s combined trading and lending business (2009-2010); Managing Director of State Street’s equity trading and transition management business (1992-2008).	5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of State Street Global Markets International Ltd (2003-present); Board Member of State Street New Hampshire (2011-2013); Board Member of Northeastern University’s College of Business (2003-present); Board Member of Elkins McSherry, LLC (2001-present) Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present).

(1)	Mr. Bonn is an Interested Trustee because of his employment by State Street, an affiliate of the Trust.

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information
As of January 24, 2014

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	President	Term: Indefinite Elected: 9/12
President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
				------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President and AML Compliance Officer	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Vice President of the Securities Finance division of State Street (2006-present); Associate of the Securities Finance Division of State Street (1997-2006).
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002). *	------	------
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 9/11	Vice President of State Street Bank and Trust Company (2001-present).*	------	------
Caroline M. Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 9/11	Assistant Vice President of Fund Administration of State Street Bank and Trust Company (2007 - present).*	------	------
Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------

State Street Navigator Securities Lending MET Portfolio
Trustees and Officers Information
As of January 24, 2014

David James State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1970	Assistant Secretary	Term: Indefinite Elected: 12/13
Vice President and Managing Counsel, State Street Bank and Trust Company (fund administrator, transfer agent and custodian) (2009 to present); and officer of various investment companies for which State Street provides mutual fund administrative services. *
			------	------
Brian Harris State Street Global Advisors One Lincoln Street Boston, MA 02111 DOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 10/13
Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).*
			------	------

*	Served in various capacities and/or with various affiliated entities during time period noted.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.  Code of Ethics.

As of the end of the period, December 31, 2013, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).  The Trust has not made any amendments to its code of ethics during the covered period.  The Trust has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee:  Mr. George Sullivan.  Mr. Sullivan is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2013 and December 31, 2012, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $141,300 and $93,250, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2013 and December 31, 2012, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2013 and December 31, 2012 were $21,000 and $9,750, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2013 and December 31, 2012, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2013 and December 31, 2012, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee, were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements.  Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.
The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust.  The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals.  Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.
The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee.  Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser.  The Audit Committee must be informed of each service entered into pursuant to the policies and procedures.  A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements.  Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:  (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons.  The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust.  It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

•
Application of De Minimis Exception:  The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2013 and December 31, 2012, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $25,264,179 and $15,038,499, respectively.

(h)
PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

 The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Amended Code of Ethics pursuant to in Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)
Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 10, 2014

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	March 10, 2014